Variable interest entities (Tables)	12 Months Ended
Dec. 31, 2024
Noncontrolling Interest [Abstract]
Schedule of Maximum Exposure to Loss in VIEs
The following table presents our maximum exposure to loss in non-consolidated VIEs as of December 31, 2024 and 2023:

	As of December 31,
	2024	2023
Carrying value of debt and equity investments	$112,193	$120,677